RIGHT-OF-USE ASSETS - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Investments	$ 16,807	$ 14,203
Impairment	(3,860)
Right-of-use assets	28,753	19,943	$ 9,427
Rental expense	3,642	3,576	2,793
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Investments	15,066	13,802
Impairment	(3,860)
Right-of-use assets	26,699	$ 18,703	$ 7,771
Buildings | DSP Facility At Pivot Park, OSS
Disclosure of quantitative information about right-of-use assets [line items]
Investments	14,600
Impairment	(3,900)
Right-of-use assets	$ 10,700
Buildings | DSP Facility At Pivot Park, OSS | Discount rate
Disclosure of quantitative information about right-of-use assets [line items]
Significant unobservable input, assets	0.0447
Bottom of range
Disclosure of quantitative information about right-of-use assets [line items]
Remaining lease term	1 year
Top of range
Disclosure of quantitative information about right-of-use assets [line items]
Remaining lease term	15 years